Note 10 - Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes Tables
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life
Outstanding warrants, January 1, 2024	193,433	$23.46	2.74
Series C Warrants (Note 10.a)	86,820	24.62
Broker warrants for Series C Offering (Note 10.a)	4,163	12.31
PIPE Warrants (Note 10.a)	823,529	6.83
WaveDancer legacy warrants (Note 4)	76,098	94.69
Outstanding warrants, September 30, 2024	1,184,043	$16.51	4.06
	Number of Warrants	Weighted Average Remaining Life
Outstanding warrants, January 1, 2024	54,782	1.51
Pre-funded warrants (Note 10.a)	504,324
Series A warrants (Note 10.d)	629,039
Series D warrants (Note 10.e)	92,798
Consulting agreement warrants (Note 10.f)	44,932
Exercised	(435,169)
Outstanding warrants, September 30, 2024	890,706	3.48

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life
Outstanding warrants, January 1, 2022	12,827	$72.12	0.85
Warrants issued pursuant to issue of convertible debt and preferred shares to individual investors	20,642	28.85
Warrants issued pursuant to modification of convertible debt	54,782	7.21
Outstanding warrants, December 31, 2022	88,251	$21.73	2.50
Warrants issued pursuant to units offering	159,964	24.62
Outstanding warrants, December 31, 2023	248,215	$19.90	2.46

Share-Based Payment Arrangement, Option, Activity [Table Text Block]
	Number of Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding Options, December 31, 2023	134,333	$20.77	6.18	$-
Options granted	335,728	5.18	-	-
WaveDancer options	113,522	82.25	-	-
Outstanding Options, September 30, 2024	583,583	$23.77	3.43	$-
	Number of Stock Options	Weighted Average Grant- Date Fair Value
Non-Vested Options, December 31, 2023	90,988	$4.77
Options granted	335,728	4.77
Options vested	(185,704)	4.94
Non-Vested Options, September 30, 2024	241,012	$4.63

	Number of Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding Options, December 31, 2022	51,558	$45.19	6.90	$-
Options granted	82,775	5.58
Outstanding Options, December 31, 2023	134,333	$20.77	6.18	$-
	Number of Stock Options	Weighted Average Grant- Date Fair Value
Non-Vested Options, December 31, 2022	33,889	$21.15
Options granted	82,775	0.00
Options vested	(25,676)	11.06
Non-Vested Options, December 31, 2023	90,988	$4.77

Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	2024
Stock price		$6.91
Risk free rate	3.75%	-	3.82%
Dividend yield		0%
Expected volatility	86.50%	-	87.60%
Expected term (in years)	3.91	-	4.93

	2023	2022
Risk free rate	4.35%	4.5%
Dividend yield	0%	0%
Expected volatility	86%	86%
Expected term (in years)	3	3
Expected life (in years)	5	5

Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Table Text Block]
	Three months ended September 30,		Nine months ended September 30,
	2024	2023	2024	2023
Employees stock options	$1,296	$78	$1,413	$226
Restricted share units	410	-	410	-
Series D warrants	610	-	610	-
Total	$2,316	$78	$2,433	$226